Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings (loss) per ordinary share

14.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any.  Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2017	2016	2015 (*)
	US$'000	US$'000	US$'000
	(except for share amounts)	(except for share amounts)	(except for share amounts)
Basic loss per ordinary share computation
Numerator:
Loss attributable to the Parent	(678)	(338,427)	(43,268)
Denominator:
Weighted average basic shares outstanding	171,949,128	171,838,153	99,699,262
Basic loss per ordinary share	—	(1.97)	(0.43)

Diluted loss per ordinary share computation
Numerator:
Loss attributable to the Parent	(678)	(338,427)	(43,268)
Denominator:
Weighted average basic shares outstanding	171,949,128	171,838,153	99,699,262
Effect of dilutive securities	—	—	—
Weighted average dilutive shares outstanding	171,949,128	171,838,153	99,699,262
Diluted loss per ordinary share	—	(1.97)	(0.43)

Potential ordinary shares of 170,673,  96,236, and 107,913 were excluded from the calculation of diluted earnings (loss) per ordinary share in 2017, 2016, and 2015 respectively because their effect would be anti-dilutive.

(*) Due to the exchange in shares outstanding in which the Company acquired all 200,000 of the issued and outstanding ordinary shares from Grupo Villar Mir, S.A.U., of FerroAtlántica in exchange for 98,078,161 newly-issued Ferroglobe Class A ordinary shares in connection with the Business Combination (see Note 13 – Equity), the Company considered the 98,078,163 newly-issued shares related to FerroAtlántica, as the Predecessor, as the total shares outstanding for the period from January 1, 2015 to December 23, 2015 (date of Business Combination) for the purposes of calculating average number of shares outstanding.